DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

NOTE 6 DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

Deposits, prepayments and other receivables consists of the following:

	May 31, 2026	August 31, 2025

Deposits and Prepayments	$55,565	$51,055
Other receivables (Advances to suppliers)	3,996	10,621

Total	$59,561	$61,676

NOTE 6 DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

Deposit, prepayments and other receivables consists of the following:

	August 31, 2025	August 31, 2024

Deposits and Prepayments	$51,055	$33,406
Other receivables (Advances to suppliers)	10,621	81,400

Total	$61,676	$114,806